Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 673,100	$ 420,300
Estimated inflation rate	2.00%	2.00%
Undiscounted cash flow amount required to settle obligation	$ 1,238,600	$ 756,700
Estimated risk free rate	2.15%	2.50%
Other provisions	$ 646,898	$ 368,995	$ 331,517